Related party transactions - Summary of Related Party Transactions (Detail) - Ericsson Nikola Tesla [member] - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Sales to Ericsson Nikola Tesla	kr 0.4	kr 0.4	kr 0.3
Purchases from Ericsson Nikola Tesla	kr 1.6	kr 1.6	kr 1.5